STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (440,603)	$ (2,205)	$ (421,194)
Changes in operating assets and liabilities:
Accounts payable			106,058
Net cash used in operating activities	(163,012)	(15)	(404,091)
Cash flows from financing activities:
Proceeds from issuance of common stock		25,000	25,000
Cash provided by financing activities		137,500	51,575,279
Net increase (decrease) in cash and cash equivalents	(161,012)	137,485	259,228
Cash, beginning of the period	259,228
Cash, end of the period	98,216	137,485	259,228
Varian Biopharmaceuticals [Member]
Cash flows from operating activities
Net loss	(871,837)	(354,963)	(1,476,991)	(593,709)
Adjustments to reconcile net loss to net cash used in
Stock compensation expense	2	0	11	672
Non-cash interest expense	247,503
Changes in operating assets and liabilities:
Prepaid expenses	(87,080)		(17,563)
Deferred issuance costs	(502,379)
Accounts payable	222,197	959	(328,108)	394,451
Accrued expenses	(130,347)	88,750	434,244	177,500
Net cash used in operating activities	(1,121,941)	(265,254)	(1,388,407)	(21,086)
Cash flows from financing activities:
Proceeds from issuance of bridge notes, net	1,965,000		526,511	21,396
Proceeds from issuance of loans from related parties	65,030	264,969	864,438
Cash used to repurchase common stock			(26)
Proceeds from issuance of common stock				1,728
Cash provided by financing activities	2,030,030	264,969	1,390,923	23,124
Net increase (decrease) in cash and cash equivalents	908,089	(285)	2,516	2,038
Cash, beginning of the period	4,554	2,038	2,038
Cash, end of the period	912,643	1,753	4,554	2,038
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Common stock issued in exchange for amounts due to parent			$ 864,438
Loans from related parties settled with issuance of bridge notes	660,414
Discount on bridge notes	$ 567,083